Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Jun. 30, 2019	Nov. 14, 2018
C000222207 [Member]
Account Value [Line Items]
Account Value	$ 14,701	$ 13,556	$ 12,712	$ 13,621	$ 13,093	$ 13,037	$ 9,606	$ 10,302	$ 10,000
Solactive US Aggregate Bond Index ($11,387) [Member]
Account Value [Line Items]
Account Value	11,387	10,918	10,684	10,713	11,965	12,135	11,639	10,888	10,000
Solactive GBS Global Markets All Cap Index ($19,486) [Member]
Account Value [Line Items]
Account Value	19,486	16,498	14,457	13,160	15,630	13,996	9,290	10,973	10,000
60% Dow Jones Global Index/40% ICE BofA 0-3 Month US Treasury Bill Index ($16,029) [Member]
Account Value [Line Items]
Account Value	$ 16,029	$ 14,255	$ 12,953	$ 12,078	$ 13,312	$ 12,468	$ 9,767	$ 10,658	$ 10,000